Other assets and liabilities F.2. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Telephone and equipment	$ 39	$ 43
SIM cards	4	5
Other	10	15
Inventory	$ 53	$ 63	[1]

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.